SUPPLEMENT TO THE
FIDELITY INTERMEDIATE
BOND FUND PROSPECTUS
DATED JUNE 22, 1995
T   he following information
replaces the similar information
found in the Charter section
beginning on page 7.
Christine Thompson is manager
of Intermediate Bond, which she
has managed since October
1995.  Ms. Thompson also
manages U.S. Bond Index.
Previously, she was a senior
bond analyst.  Ms Thompson
joined Fidelity in 1986.







SUPPLEMENT TO THE
FIDELITY INTERMEDIATE
BOND FUND PROSPECTUS
DATED JUNE 22, 1995
T   he following information
replaces the similar information
found in the Charter section
beginning on page 7.
Christine Thompson is manager
of Intermediate Bond, which she
has managed since October
1995.  Ms. Thompson also
manages U.S. Bond Index.
Previously, she was a senior
bond analyst.  Ms Thompson
joined Fidelity in 1986.







   IBF-95-2 October 1, 1995
IBF-95-2 October 1, 1995